RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2017
Disclosure of recent accounting pronouncements [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS
RECENT ACCOUNTING PRONOUNCEMENTS

(a)    Application of New and Amended Standards and Interpretations

The Company applied for the first time certain amendments to the IFRSs, which are effective for annual periods beginning on or after January 1, 2017. The Company has not early adopted any standards, interpretations or amendments that have been issued but are not yet effective. The nature and the impact of amendments adopted in the current year that affected the Consolidated Financial Statements is described below:

(a)	Amendments to IAS 7 Statement of Cash Flows: Disclosure Initiative

The amendments require entities to provide disclosure of changes in their liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes (such as foreign exchange gains or losses). The Company has provided this information in Note 15: Supplementary Cash Flow Information to the Company's Consolidated Financial Statements. Consistent with the transition provisions of the amendments, the Company has not disclosed comparative information for the prior period. Apart from the additional disclosure in Note 15, the application of these amendments has had no impact on the Company's Consolidated Financial Statements.

The adoption of the other amendments to the IFRSs mandatorily effective for accounting periods beginning on or after January 1, 2017 did not affect the Consolidated Financial Statements.

(b)    New and Amended Standards and Interpretations not yet Effective

Certain pronouncements have been issued by the IASB that are mandatory for accounting periods after December 31, 2017. Pronouncements that are not applicable to the Company have been excluded from this note.

The following pronouncements have been issued but are not yet effective:

(a)	IFRS 9 Financial Instruments ("IFRS 9")

IFRS 9 provides a revised model for recognition and measurement of financial instruments and a single, forward-looking 'expected loss' impairment model. IFRS 9 also includes a substantially reformed approach to hedge accounting. The Standard is effective for annual reporting periods beginning on or after January 1, 2018. The Company has completed its assessment of the impact of adopting IFRS 9. Currently, the Company enters into commodity derivatives including forward contracts to manage exposure to fluctuations in metal prices, such as copper in concentrate, to achieve the Company's risk management goals. The impact assessment is summarized below:

Classification and Measurement

Designation of equity instruments as at fair value through other comprehensive income (“FVTOCI”) - Under IFRS 9, at initial recognition, entities may make an irrevocable election to present in OCI subsequent changes in the fair value of an investment in an equity instrument that is not held for trading. This election is available on an instrument-by-instrument basis. The gains or losses recognized in OCI remain permanently in equity, and are not subsequently reclassified to profit or loss, even upon derecognition. The Company considers its equity instruments that are currently classified as available-for-sale to be held for strategic purposes and will designate such instruments as at FVTOCI under IFRS 9. This classification will not have an impact on the Company’s Consolidated Financial Statements at the time of adoption of IFRS 9.

All other financial assets and financial liabilities will continue to be measured on the same bases as is currently adopted under IAS 39.

Hedge Accounting

i) Hedging of Copper in Metal Concentrate
The copper contained in concentrate is not currently eligible for hedge accounting under IAS 39 Financial Instruments: Recognition and Measurement ("IAS 39"), therefore the changes in fair value of the copper derivative contracts are recorded immediately in earnings. Under IFRS 9, the application of hedge accounting is permitted for the hedging of components of a non-financial asset, as in the case of copper in concentrate, allowing the intended offset in cash flows related to changes in fair value of copper in concentrate and changes in fair value of copper derivatives. In September 2017, the Company entered into forward and option contracts relating to 45 million pounds of copper, cumulatively to be produced in the first and second quarters of 2018. The unrealized mark-to-market loss on copper forwards was $6.6 million and time value loss on copper options was $3.5 million for the year ended December 31, 2017, which would have been recorded in OCI had the Company elected to apply hedge accounting under IFRS 9.

ii) Hedge Designation of Time Value of Options
The Company enters into hedging transactions to reduce the impact of the variability of the US Dollar amount of Brazilian Reais ("BRL") denominated operating expenditures caused by changes in the currency exchange rates by using a zero-cost collar hedge strategy. The hedging instruments used to form the zero-cost collar hedge strategy are “bought BRL call” and “sold BRL put” options. Under IAS 39, the hedge designation is on the intrinsic value and not the time value of the call and put options. Any variability in the intrinsic value is taken to OCI and any variability in the time value is taken to profit or loss. Commencing in 2018, the Company will designate the entirety of an option (i.e. the intrinsic value and time value) in the zero-cost collar hedge strategy as the hedging instrument, as allowed under IFRS 9. The time value of currency options expensed through profit or loss for the year ended December 31, 2017 was $6.0 million.

Expected Credit Losses ("ECL") on Receivables

ECL is the probability-weighted estimate of credit losses (i.e., the present value of all cash shortfalls) over the expected life of the financial instrument. A cash shortfall is the difference between the cash flows that are due to an entity in accordance with the contract (scheduled or contractual cash flows) and the cash flows that the entity expects to receive (actual expected cash flows). Because expected credit losses consider the amount and timing of payments, a credit loss arises even if the entity expects to be paid in full but later than when contractually due. Based on historical data and the high credit rating of its customer base, the estimated impact on the Company’s retained earnings at January 1, 2018 arising from the effects of accounting for ECL on receivables is not material.

(b)	IFRS 15 Revenue from Contracts with Customers ("IFRS 15")

IFRS 15 introduces a five-step revenue recognition model under which an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Standard is effective for annual reporting periods beginning on or after January 1, 2018. The Company will adopt IFRS 15 using the modified retrospective transition approach, which means that the cumulative impact of the adoption will be recognized in retained earnings as of January 1, 2018, and that comparatives will not be restated.

The Company has completed its assessment of the impact of adopting IFRS 15 and has determined that the application of IFRS 15 will not result in a significant impact on its Consolidated Financial Statements, except as discussed under Metal streaming arrangements below.

The Company’s revenue is derived from bullion, doré and concentrate sales.

The Company has concluded that there will be no material changes to the timing of revenue recognized under IFRS 15 as the point of transfer of risk and rewards for goods and services under IAS 18 Revenue and point of transfer of control under IFRS 15 occur at the same time.

IFRS 15 introduces the concept of performance obligations that are defined as ‘distinct’ promised goods or services. Under the terms of doré and concentrate sales agreements, the Company is responsible for the cost of shipping and certain other services after the date on which control of the goods transfers to the customer at the loading port. Accordingly, under IFRS 15, these other services represent separate performance obligations, to which a portion of revenue earned under the contract must be allocated and recognized as these performance obligations are satisfied. Given the amounts associated with these services are insignificant compared to the total contract values and the fact that many contracts would be completed within a financial reporting period, the Company does not expect the impact of treating these services as separate performance obligations to have a material impact on the Company’s consolidated financial statements going forward.

The Company’s concentrate sales are subject to provisional pricing provisions; however, the Company has determined that the recognition of revenue related to these sales will not be significantly affected by IFRS 15. Separate presentation of the provisional pricing adjustments will be required in the revenue note disclosure.

Metal Streaming Arrangements

The Company has entered into metal streaming arrangements with Sandstorm and Altius, pursuant to which, the counterparty (customer) paid the Company advance payments upon execution of the agreement, with a right to receive deliveries of the specified metal referenced to production from certain of the Company’s mines based on a predetermined pricing formula during the future delivery period. The advance payments are recorded as deferred revenue, with amounts recognized in revenue as metals are delivered to the customer. Refer Note 25: Other Provisions and Liabilities to the Company's Consolidated Financial Statements for further discussion on the metal streaming arrangements.
The Company has determined that the adoption of IFRS 15 will have the following impacts on the accounting for metal streaming arrangements:

i) Significant Financing Component
Under IFRS 15, when payment is received significantly before the Company satisfies the performance obligation to transfer the promised goods to the customer, the Company is required to assess whether the advance payment gives rise to a significant financing component. Where a financing component is determined to be ‘significant’ to a contract, its effects are reflected in the estimate of the transaction price.

Based on its assessment, the Company has determined that a significant financing component exists in each of its metal streaming arrangements. As a result, the deferred revenue balance related to advance payments received from Sandstorm and Altius will be adjusted to reflect a significant financing component. The impact will be an increase to finance expenses with a corresponding increase to revenue over the life of the arrangements.

The estimated impact on the Company’s retained earnings at January 1, 2018 arising from the effects of accounting for the significant financing components in metal streaming arrangements is not material.

ii) Variable Consideration
The Company determines the amortization of deferred revenue to the Consolidated Statement of Operations on a per unit basis using the estimated total quantity of metal expected to be delivered to Sandstorm and Altius over the terms of the contract. A potential extension or downward revision of mineral reserves and resources ("mineral R&R") of the source mine could potentially affect the total quantity of goods deliverable under a metal streaming arrangement, hence causing variability of consideration per unit in each of the sales transactions covered by the metal streaming arrangement. The impact of adjustments to mineral R&R will be retroactively applied from the date of inception of the metal streaming arrangement and will be reflected in the Consolidated Financial Statements that include the date of the adjustment, by means of a cumulative catch up adjustment to revenue.

The Company's current metal streaming arrangements are in their infancy and changes to the LOMs attributable to the source mines (Chapada, Minera Florida) since inception of the agreements have been minimal. The Company estimates that these changes will not have a significant impact on the Company’s Consolidated Financial Statements upon adoption of IFRS 15.

The estimated impact of the adoption of IFRS 9 and IFRS 15 on the Company’s retained earnings as at January 1, 2018 is based on assessments undertaken to date. The actual impacts of adopting these standards at January 1, 2018 are subject to change should there be any changes in the Company’s circumstances until the Company presents its first Consolidated Financial Statements that include the date of initial application.

(c)	IFRIC Interpretation 22 Foreign Currency Transactions and Advance Consideration ("IFRIC 22")
On December 8, 2016, the IASB issued IFRIC 22, which addresses the exchange rate to use in transactions that involve advance consideration paid or received in a foreign currency. The Standard provides guidance on how to determine the date of the transaction for the purpose of determining the spot exchange rate used to translate the asset, expense or income on initial recognition that relates to, and is recognized on the de-recognition of, a non-monetary prepayment asset or a non-monetary deferred income liability. It is effective January 1, 2018. The Company has completed its assessment and determined that adoption of this Interpretation will impact the Company in instances where the Company enters into foreign currency transactions for which consideration is paid or received in advance, and the necessary process changes have been implemented. The impact of adoption will not be significant to the Company’s Consolidated Financial Statements.

(d)	IFRS 16 Leases
The Standard requires lessees to recognize assets and liabilities for most leases. It is effective for annual reporting periods beginning January 1, 2019. Early application is permitted for companies that also apply IFRS 15. The Company does not anticipate early adoption and is assessing the impact on the adoption of this Standard. Project activities launched during the current fiscal year include the development of a project plan, project team structure, staff training, development of process tools for lease identification and roll-out of the data gathering phase, and the initiation of a search for a software solution for lease information management.

(e)	IFRIC Interpretation 23 Uncertainty over Income Tax Treatments ("IFRIC 23")
On June 7, 2017 the IASB issued IFRIC 23 to clarify the accounting for uncertainties in income taxes. The Interpretation is to be applied to the determination of taxable profit/loss, tax bases, unused tax losses, unused tax credits and tax rates, when there is uncertainty over income tax treatments under IAS 12 Income Taxes. It is effective January 1, 2019. Early adoption is permitted. The Company is currently assessing the impact on adoption of this Interpretation.